OPERATING SEGMENTS (Schedule of Reporting on Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	$ 102,825	$ 77,494	$ 69,906
Gross profit	32,088	21,360	15,365
Unallocated corporate expenses	(24,644)	(26,841)	(26,789)
Finance income, net	(274)	470	154
Income before taxes on income	7,170	(5,011)	(11,270)
Proprietary Products [Member]
Disclosure of operating segments [line items]
Revenues	79,559	55,958	42,952
Gross profit	28,224	18,235	12,051
Distribution [Member]
Disclosure of operating segments [line items]
Revenues	23,266	21,536	26,954
Gross profit	$ 3,864	$ 3,125	$ 3,314